WARRANTS	12 Months Ended
Feb. 28, 2011
Notes to Financial Statements
WARRANTS

13           WARRANTS

As at February 28, 2011, the Company had a total of 25,826,733 warrants (February 28, 2010 – 25,380,900) outstanding to purchase common stock. Each warrant entitles the holder to purchase one share of the Company ‘ s common stock. The Company has reserved 25,826,733 shares of common stock in the event that these warrants are exercised.

During the year ended February 28, 2011, the Company received $nil from warrants exercised.

The following table summarizes the continuity of the Company’s share purchase warrants:

	Number of Warrants	Weighted Average Exercise Price

Balance, February 28, 2009	7,102,890	$1.03
Issued	22,887,500	0.38
Cancelled/expired	(4,609,490)	1.11
Exercised	-	-

Balance, February 28, 2010	25,380,900	$0.43
Issued	3,000,000	0.25
Cancelled/expired	(2,554,167)	0.44
Exercised	-	-

February 28, 2011	25,826,733	$0.41

As at February 28, 2011, the following share purchase warrants were outstanding:

Number of Warrants	Exercise Price	Expiry Date
3,000,000	$ 0.25	July 26, 2012
166,666	0.30	May 8, 2012
1,125,000	0.30	July 23, 2011 to November 5, 2011
11,375,000	0.30	December 30, 2011
300,000	0.36	July 23, 2011
200,000	0.40	March 24, 2012
600,000	0.50	August 15, 2012
5,000,000	0.50	December 24, 2012
1,666,667	0.50	November 5, 2012
200,000	0.65	June 30, 2012
1,793,400	0.75	April 2012 to August, 2013
200,000	1.30	June 30, 2012
200,000	$ 2.00	June 30, 2012
25,826,733